Lord Abbett Stock Appreciation Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re: Lord Abbett Stock Appreciation Fund (the “Registrant”)
      1933 Act File No. 333-88103
      1940 Act File No. 811-09597

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 17 to the Above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 27, 2012.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2673.

Very truly yours,

/s/ Josephine Setteducato

Josephine Setteducato

Paralegal

Lord, Abbett & Co. LLC